Fair Value Measurement (Details) - Schedule of warrant’s fair value - ¥ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Risk-free interest rate		1.74%			1.80%
Volatility		109.99%	107.68%		37.34%
Dividend yield
Life of warrants (in years)		10 years		10 years	10 years
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[1]	¥ 10.31	¥ 87.98
Minimum [Member]
Product Warranty Liability [Line Items]
Risk-free interest rate		4.01%	1.14%	0.66%
Volatility		36.78%		22.67%
Life of warrants (in years)		6 months 21 days	3 years 10 months 17 days
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[2]
Maximum [Member]
Product Warranty Liability [Line Items]
Risk-free interest rate		4.75%	1.17%	0.71%
Volatility		44.74%		35.44%
Life of warrants (in years)		6 years 25 days	4 years 1 month 2 days
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[2]
Black Scholes [Member] | Minimum [Member]
Product Warranty Liability [Line Items]
Risk-free interest rate			2.24%
Volatility			30.00%
Black Scholes [Member] | Maximum [Member]
Product Warranty Liability [Line Items]
Risk-free interest rate			2.37%
Volatility			45.00%

[1]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.
[2]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.